Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Segment Reporting (Tables) [Line Items]
Schedule of segment revenue and gross margin
	Nine Months Ended September 30,
	2021	2020
Revenue:
Retail	$24,572	$21,917
Brands	6,387	5,185
Total revenue	$30,959	$27,102
Gross margin:
Retail	22,339	19,524
Brands	5,056	4,005
Total gross margin	$27,395	$23,529

	2020	2019
Revenue:
Retail	$29,591	23,724
Brands	6,801	6,348
Total Revenue	$36,392	$30,072
Gross margin:
Retail	$26,290	$20,795
Brands	5,140	5,368
Total gross margin	$31,430	$26,163